Debt - Summary of Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2015
Debt Instrument [Line Items]
Total debt	$ 3,043,967	$ 3,145,449
Less: liabilities subject to compromise	(3,043,967)
Less: current portion of long-term debt		(496,790)
Total long-term debt		2,648,659
2017 Senior Secured Notes
Debt Instrument [Line Items]
Long-term debt gross	439,364	438,880
Less: liabilities subject to compromise	(439,364)
2018 Senior Secured Term Loan B
Debt Instrument [Line Items]
Long-term debt gross	718,125	722,706
Less: liabilities subject to compromise	(718,125)
2013 Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt gross	475,000	500,000
Less: liabilities subject to compromise	(475,000)
Senior Secured Credit Facility
Debt Instrument [Line Items]
Long-term debt gross	661,478	777,326
Total debt			$ 985,000
Less: liabilities subject to compromise	(661,478)
2020 Senior Secured Notes
Debt Instrument [Line Items]
Long-term debt gross	750,000	$ 750,000
Less: liabilities subject to compromise	$ (750,000)